General and administrative costs (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
General and administrative costs
General and administrative expense	€ 4,122	€ 3,446	€ 7,461	€ 7,364